Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2024	Mar. 31, 2024
Mizuho Financial Group, Inc. | Consolidated
Common Equity Tier 1 capital:
Required, amount	[1]	¥ 5,664	¥ 5,883
Actual		9,554	9,259
Required, amount	[1]	6,710	6,973
Actual		¥ 11,425	¥ 10,801
Required, ratio	[1]	9.62%	9.59%
Actual		16.37%	14.85%
Required, amount	[1]	¥ 8,106	¥ 8,428
Actual		¥ 13,013	¥ 12,314
Required, ratio	[1]	11.62%	11.59%
Actual		18.65%	16.93%
Required, amount	[2],[3]	¥ 8,404	¥ 8,028
Actual	[2]	¥ 11,425	¥ 10,801
Common Equity Tier 1 capital:
Required, ratio	[1]	8.12%	8.09%
Actual		13.69%	12.73%
Leverage Ratio:
Required, ratio	[2],[3]	3.70%	3.50%
Actual	[2]	5.02%	4.70%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,860	¥ 2,968
Actual		7,856	7,431
Required, amount		3,813	3,957
Actual		¥ 9,724	¥ 8,973
Required, ratio		6.00%	6.00%
Actual		15.30%	13.60%
Required, amount		¥ 5,084	¥ 5,276
Actual		¥ 11,262	¥ 10,400
Required, ratio		8.00%	8.00%
Actual		17.71%	15.76%
Required, amount	[2]	¥ 6,593	¥ 6,382
Actual	[2]	¥ 9,724	¥ 8,973
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		12.35%	11.26%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.00%
Actual	[2]	4.64%	4.21%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,595	¥ 2,716
Actual		6,547	6,273
Required, amount		3,460	3,621
Actual		¥ 8,405	¥ 7,805
Required, ratio		6.00%	6.00%
Actual		14.57%	12.93%
Required, amount		¥ 4,614	¥ 4,828
Actual		¥ 9,897	¥ 9,185
Required, ratio		8.00%	8.00%
Actual		17.15%	15.21%
Required, amount	[2]	¥ 6,090	¥ 5,867
Actual	[2]	¥ 8,405	¥ 7,805
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		11.35%	10.39%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.00%
Actual	[2]	4.34%	3.99%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 69	¥ 74
Actual		488	476
Required, amount		92	98
Actual		¥ 488	¥ 476
Required, ratio		6.00%	6.00%
Actual		31.71%	28.98%
Required, amount		¥ 123	¥ 131
Actual		¥ 489	¥ 476
Required, ratio		8.00%	8.00%
Actual		31.72%	28.99%
Required, amount	[2]	¥ 121	¥ 123
Actual	[2]	¥ 488	¥ 476
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		31.71%	28.98%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.00%
Actual	[2]	12.65%	11.62%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 65	¥ 70
Actual		452	446
Required, amount		86	93
Actual		¥ 452	¥ 446
Required, ratio		6.00%	6.00%
Actual		31.24%	28.60%
Required, amount		¥ 115	¥ 124
Actual		¥ 452	¥ 446
Required, ratio		8.00%	8.00%
Actual		31.25%	28.60%
Required, amount	[2]	¥ 116	¥ 118
Actual	[2]	¥ 452	¥ 446
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		31.24%	28.60%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.00%
Actual	[2]	12.24%	11.31%

[1]	The required ratios described above, at March 31, 2024 and September 30, 2024, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.09% and 0.12%, respectively, and the additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 1.00%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets.
[2]	The required and actual amounts described above at March 31, 2024 and September 30, 2024 exclude amounts of deposits to the Bank of Japan.
[3]	The required ratios described above, at March 31, 2024 and September 30, 2024, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.